Earnings per share	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Earnings per share
Note 12.    Earnings per share

		For the three months ended		For the nine months ended
$ millions, except number of shares and per share amounts	2022 Jul. 31	2022 Apr. 30	2021 Jul. 31	2022 Jul. 31	2021 Jul. 31

Basic earnings per share (1)
Net income attributable to equity shareholders	$1,660	$1,518	$1,725	$5,042	$4,993
Less: Preferred share dividends and distributions on other equity instruments	46	47	30	134	111
Net income attributable to common shareholders	$1,614	$1,471	$1,695	$4,908	$4,882
Weighted-average common shares outstanding (thousands)	903,742	902,489	899,180	902,703	896,884
Basic earnings per share	$1.79	$1.63	$1.88	$5.44	$5.44
Diluted earnings per share (1)
Net income attributable to common shareholders	$1,614	$1,471	$1,695	$4,908	$4,882
Weighted-average common shares outstanding (thousands)	903,742	902,489	899,180	902,703	896,884
Add: Stock options potentially exercisable (2) (thousands)	1,590	2,910	2,644	2,429	1,803
Add: Equity-settled consideration (thousands)	286	340	472	315	338
Weighted-average diluted common shares outstanding (thousands)	905,618	905,739	902,296	905,447	899,025
Diluted earnings per share	$1.78	$1.62	$1.88	$5.42	$5.43
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)
Excludes average options outstanding of 2,397,160 (April 30, 2022: nil; July 31, 2021: nil) with a weighted-average exercise price of $70.05 (April 30, 2022: nil; July 31, 2021: nil) for the quarter ended July 31, 2022, and average options outstanding of nil (July 31, 2021: nil) with a weighted-average price of nil (July 31, 2021: nil) for the nine months ended July 31, 2022, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.